Description of Organization, Business Operations and Going Concern (Details) - USD ($)		1 Months Ended		6 Months Ended	12 Months Ended
	Jul. 13, 2022	Dec. 30, 2020	Dec. 28, 2020	Jun. 30, 2022	Dec. 31, 2021	Mar. 18, 2022	Apr. 30, 2021
Description of Organization, Business Operations and Going Concern (Details) [Line Items]
Initial business combination percentage of trust account				80.00%	80.00%
Percentage of outstanding voting securities				50.00%	50.00%
Business combination net tangible assets				$ 5,000,001	$ 5,000,001
Aggregate percent of shares sold				20.00%	20.00%
Redemption of public shares percentage				100.00%	100.00%
Redemption payment shares (in Shares)						15,092,126
Trust account total						$ 152,451,819
Outstanding public shares percentage				100.00%	100.00%
Required cash				$ 1,300,624	$ 350,455
Parent expenses	$ 1,500,000
Total consideration				$ 250,000,000
Aggregate shares (in Shares)							27,000
Price per share (in Dollars per share)				$ 12.5
Sponsor earnout agreement description				In connection with the execution of the Merger Agreement on January 12, 2022 (the “Signing Date”), Viveon and the Sponsor entered into a Sponsor Earnout Agreement (the “Sponsor Earnout Agreement”) pursuant to which (i) 5,142,857 Private Warrants and 1,437,500 shares of Viveon Common Stock held by the Sponsor on the Signing Date, and (ii) 1,028,571 Viveon Warrants and 287,500 shares of Viveon Common Stock that will be issued to the Sponsor at Closing (the “Sponsor Earnout Amount”), will be placed into escrow at Closing and become subject to vesting restrictions tied to achievement of the Milestone Events and will be earned upon the occurrence of the applicable Milestone Event.
Lock-up share percentage				50.00%
Cash held outside of trust account				$ 1,462,266	395,235
Maximum [Member]
Description of Organization, Business Operations and Going Concern (Details) [Line Items]
Required cash	50,000,000
Minimum [Member]
Description of Organization, Business Operations and Going Concern (Details) [Line Items]
Required cash	$ 30,000,000
Private Warrants [Member]
Description of Organization, Business Operations and Going Concern (Details) [Line Items]
Purchase units (in Shares)			17,500,000
Price per share (in Dollars per share)			$ 10
Gross proceeds			$ 175,000,000
Sale of shares (in Shares)			18,000,000
Share price (in Dollars per share)			$ 10
Cash in trust				$ 203,262,500	$ 203,262,500
Redemption value, per unit (in Dollars per share)				$ 10.1	$ 10.1
Maturity term				180 years	180 days
Redemption percentage of outstanding public shares				100.00%	100.00%
Private Warrants [Member]
Description of Organization, Business Operations and Going Concern (Details) [Line Items]
Share price (in Dollars per share)			$ 0.5	$ 11.5	$ 11.5
Over-Allotment Option [Member]
Description of Organization, Business Operations and Going Concern (Details) [Line Items]
Purchase units (in Shares)		2,625,000
Gross proceeds		$ 26,250,000
Viveon Common Stock [Member]
Description of Organization, Business Operations and Going Concern (Details) [Line Items]
Price per share (in Dollars per share)				10
Common stock par value (in Dollars per share)				$ 0.0001
Aggregate shares (in Shares)				12,000,000
Suneva security holders [Member]
Description of Organization, Business Operations and Going Concern (Details) [Line Items]
Aggregate shares (in Shares)				4,000,000
First Milestone [Member]
Description of Organization, Business Operations and Going Concern (Details) [Line Items]
Price per share (in Dollars per share)				$ 12.5
Second Milestone [Member]
Description of Organization, Business Operations and Going Concern (Details) [Line Items]
Aggregate shares (in Shares)				4,000,000
Price per share (in Dollars per share)				$ 15
Third Milestone [Member]
Description of Organization, Business Operations and Going Concern (Details) [Line Items]
Aggregate shares (in Shares)				4,000,000
Price per share (in Dollars per share)				$ 17.5
Sponsor [Member]
Description of Organization, Business Operations and Going Concern (Details) [Line Items]
Earnout amount				$ 4,000,000